Restricted Share Units (Details) - Schedule of Continuity of RSUs - Restricted Stock Units [Member]	9 Months Ended				12 Months Ended
	Jul. 31, 2024 $ / shares		Jul. 31, 2024 $ / shares $ / shares		Oct. 31, 2023 $ / shares	Oct. 31, 2023 $ / shares $ / shares	Jul. 31, 2024 $ / shares	Oct. 31, 2023 $ / shares
Schedule of Continuity of RSUs [Line Items]
Number of share, Balance beginning
Weighted average price, Balance beginning | (per share)	$ 1.1		$ 1.1				$ 1.52
Number of RSUs, Granted	476,189	[1]	476,189	[1]	2,200	2,200
Weighted average issue price, Granted | (per share)	$ 1.34	[1]	$ 1.85	[1]	$ 41.46	$ 55.97
Number of RSUs, Vested	(457,981)		(457,981)		(2,200)	(2,200)
Weighted average issue price, Vested | (per share)	$ 1.37		$ 1.86		$ 41.46	$ 55.97
Number of share, Balance ending	18,208		18,208
Weighted average price, Balance ending | (per share)	$ 1.1		$ 1.1				$ 1.52

[1]	During the nine months ended July 31, 2024, the Company issued 476,189 RSU’s to consultants, directors and officers. 457,981 RSU’s vested with a fair value of $629,720 (2023-$90,598).